Consolidated Statements of Operations and Comprehensive Income (Loss)(CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue (note 3)
Collaborations and contracts	12,097,378	16,122,843	14,923,860
Licensing fees and milestone payments	2,010,100	524,100	514,129
License amendment payment (note 3(f))			5,916,750
Total revenue	14,107,478	16,646,943	21,354,739
Expenses
Research, development, collaborations and contracts	18,031,718	19,898,969	22,133,983
General and administrative	8,135,528	6,312,487	4,780,745
Depreciation of property and equipment	865,041	975,512	1,038,573
Loss on purchase and settlement of exchangeable and development notes (note 3(f))			5,916,750
Total expenses	27,032,287	27,186,968	33,870,051
Loss from operations	(12,924,809)	(10,540,025)	(12,515,312)
Other income (losses)
Interest income	138,231	124,852	106,957
Licensing settlement payment (note 3(b))	65,039,000
Licensing Settlement legal fees (note 3(b))	(18,618,043)
Foreign exchange gains (losses)	24,839	(14,522)	(7,125)
Warrant issuance costs (note 6(a))	(47,000)	(80,000)
(Increase) decrease in fair value of warrant liability	(3,819,170)	572,769
Net income (loss) and comprehensive income (loss)	29,793,048	(9,936,926)	(12,415,480)
Income (loss) per common share (note 1)
Basic (in Dollars per share)	2.17	(0.88)	(1.20)
Diluted (in Dollars per share)	2.08	(0.88)	(1.20)
Weighted average number of common shares (note 1)
Basic (in Shares)	13,727,925	11,318,766	10,332,941
Diluted (in Shares)	14,320,814	11,318,766	10,332,941